22. Subscription warrants - indemnification (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Subscription Warrants - Indemnification Details Narrative
Subscription warrants, shares	2,415,848	2,394,825
Subscription warrants - indemnification	R$ 171,459	R$ 153,429
Maximum number of shares available for issue - subscription warrants	3,035,499	3,059,579